Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14 – SHAREHOLDERS’ EQUITY

China Networks was initially organized as a Cayman Islands company under the name of China Networks Limited on March 30, 2007, with 50,000 shares of common stock authorized at $1 par value.

On June 2, 2008, the China Networks changed its registered office to the British Virgin Islands and continued under the name China Networks Media Ltd. China Networks was authorized to issue 1,900,000 share of common stocks and 1,050,000 shares of Class A Preferred Stock, each with a par value of $0.0005 per share.  On the same day, the China Networks cancelled the 1,000 shares of common stock that were previously issued while it was a Cayman Islands company and issued 1,900,000 shares of common stock.

China Network’s Class A Preferred Share had one voting right, a right to an equal share in any dividend paid by the China Networks, a liquidation preference of $0.01 per share, and was convertible into common stock without payment of any further consideration.  The number of common stock that Class A Preferred Shares may be converted into initially is determined by dividing the original purchase price of Class A Preferred Shares by the conversion price of Class A Preferred Shares; provided that the initial conversion price shall be the original purchase price, subject to adjustment upon occurrence of certain events as stated in the Company’s Memorandum and Articles of Association.

Upon consummation of the business combination among Alyst, CNIH, China Networks and its shareholders on June 29, 2009, CNIH had outstanding 12,927,888 ordinary shares, par value $0.0001 per share, 9,864,400 warrants, and an IPO Underwriters’ Purchase Option for 300,000 units, each unit containing one ordinary share and one warrant. As the result of consummation of the business combination, China Networks’ 1,900,000 common and 980,000 preferred shares issued and outstanding immediately prior to the business combination were converted automatically into 9,794,400 shares and another 253,488 shares were issued and held by Alyst’s underwriter for a total of 11,027,888 CNIH common shares; therefore China Networks shareholders own approximately 73% of voting equity interests of CNIH. The business combination is considered a reverse acquisition, which China Networks is the accounting acquirer.

Upon the consummation of business combination, each China Networks preferred share issued and outstanding immediately prior to the business combination has the right to receive a cash amount equal to $7.143. This payment obligation has been accrued as an amount of Due to Related Parties, with an offset to Additional Paid-in Capital and Accumulated Deficit.

In June 2009, Alyst and its shareholders of 5,702,384 common shares entered Stock Purchase Agreement for repurchase of those common shares by an aggregate price of $44,896,637, approximately $7.87 per share (the “Purchase Price”), at the closing of the business combination.  During period of July 1 and July 2, 2009, payments in total of $34,607,721 were paid to former Alyst shareholders of 4,396,604 shares.

In July 2009, the shareholders of the rest 1,305,780 shares entered Amendments to Stock Purchase Agreement (the “Amendment”) with CNIH, which stipulates that these shareholders have the right until five years after the date of the Amendment to exercise the right to receive the Purchase Price. As required by the Amendment, CNIH deposited $10,289,546, representing the aggregate Purchase Price of 1,305,780 shares, in a trust account in July 2009. In September 2009, shareholders of 1,275,780 shares among above mentioned 1,305,780 shares exercised the right to receive Purchase Price.

On April 13, 2010, the Company issued six-year convertible debentures in aggregate a face value of $11,000,000  bearing interest at the rate of 10% per annum and 6,342,110 ordinary shares with a par value of $0.0001 in exchange for proceeds of $11,000,000.

On the same date, CNIH entered into an Exchange and Amendatory Agreement (the “Exchange Agreement”) with China Networks and the holders of senior secured notes of China Networks  in the aggregate principal amount of $25,500,000 (the “Network Notes”).  Pursuant to the Exchange Agreement, the holders agreed to cancel all existing Network Notes in exchange for the pro rata issuance by us of an aggregate of 23,000,000 Ordinary Shares and 16,000,000 Class A Preferred Shares.

In connection with the convertible Debentures issued as discussed in note 11 above, Mr. Kerry Propper agreed to cancel 2,000,000 out of his 2,429,635 common shares of China Networks. The Company also issued 750,000 ordinary shares with a par value of $0.0001 to the placement agent.

On May 12, 2011, the Company redeemed an aggregate of 4,028,690 of the Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010 as described in note 11 above, and accounted for approximately 25.18% of the total 16,000,000 Class A Preferred Shares outstanding.  In connection with the redemption of the Class A Preferred Shares, the Company paid an aggregate of approximately $4.69 million in June 2011 to pay accrued and outstanding dividend payments owing on the Class A Preferred Shares. The funds used to redeem the Class A Preferred Shares were generated from the sale of interest in the Kunming JV in year 2010.

On November 31, 2011, the Company redeemed an aggregate of 4,706,807 of our Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010, and accounted for approximately 39.32% of the 11,971,310 Class A Preferred Shares then outstanding. In connection with the redemption, the Company paid an aggregate of approximately $4.7 million in December 2011 which the funds used to redeem the Class A Preferred Shares was generated from the sale of interest in the Kunming JV in year 2010.  At the same time, the Company issued to the holders of the redeemed Class A Preferred Shares an aggregate of 14,964,100 Ordinary Shares as payment for all accrued and outstanding dividends owing on the Class A Preferred Shares amounting to $299,282.

On April 26, 2012, the Company redeemed an aggregate of 1,575,000 of our Class A Preferred Shares at a per share price of $1.00.  The redeemed shares were issued to certain investors in a private placement transaction that was consummated on April 13, 2010, and accounted for approximately 21.68% of the 7,264,503 Class A Preferred Shares then outstanding.

Warrants

After the redomestication merger with Alyst and business combination with China Networks, CNIH has had 9,864,400 warrants outstanding. Each warrant entitles the registered holder to purchase one share of ordinary shares at a price of $5.00 per share, subject to adjustment as discussed below, at any time commencing on the completion of the business combination. The warrants were expired at 5:00 p.m., New York City time on June 28, 2011.

Purchase Option

In connection with Alyst’s IPO, an option to purchase up to a total of 300,000 units was issued to representatives of the underwriters, for $100.  The units issuable upon exercise of the option are identical to the units issued to the public in the IPO, except that the exercise price of the underlying warrants will be $10.00 per share.